Property, Equipment and Software, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 355,738	$ 378,594
Aggregate of capitalized property			$ 1,073,237
Amortization expense	$ 332,822	$ 356,517